REGULATORY MATTERS (Details Textual) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Memorandum [Member]	Dec. 31, 2004 Trust Preferred Securities [Member]
Maximum Restricted Level Of Capital Surplus To Declare Dividend Or Repurchase Capital Stock			10.00%
Tangible Capital Required for Capital Adequacy to Tangible Assets	9.25%
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized to Risk Weighted Assets	11.50%	11.50%
Junior Subordinated Notes	$ 12,400,000	$ 12,400,000		$ 12,400,000
Proceeds from Issuance of Trust Preferred Securities				$ 12,000,000